As filed with the Securities and Exchange Commission on March 19, 2012
1933 Act Registration No. 033-17619
1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ________ ☐
Post-Effective Amendment No. 317 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 318 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400
PETER V. BONANNO, ESQ.
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)
Copies to:
STEPHEN H. BIER, ESQ.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates solely to the following series and classes of the Registrant:
Class A Shares, Class C Shares, Institutional Shares, Class R Shares and Class IR Shares of the Goldman Sachs Short Duration Income Fund.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 317 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 317 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 19th day of March, 2012.
GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	March 19, 2012
James A. McNamara

[1]George F. Travers	Principal Financial Officer and Senior Vice President	March 19, 2012
George F. Travers

[1]Ashok N. Bakhru	Chairman and Trustee	March 19, 2012
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	March 19, 2012
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	March 19, 2012
John P. Coblentz, Jr.

[1]Diana M. Daniels Diana M. Daniels	Trustee	March 19, 2012

[1]Joseph P. LoRusso	Trustee	March 19, 2012
Joseph P. LoRusso

[1]Jessica Palmer Jessica Palmer	Trustee	March 19, 2012

[1]Alan A. Shuch	Trustee	March 19, 2012
Alan A. Shuch

[1]Richard P. Strubel	Trustee	March 19, 2012
Richard P. Strubel

By:	/s/ Peter V. Bonanno
Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2011.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: March 19, 2012

/s/ Peter V. Bonanno Peter V. Bonanno,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase